Equity Plans and Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock Option Activity
A summary of the Company’s stock option activity and related information was as follows:

	Options Outstanding
	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2018	16,527,278	$2.92	8.3	$42,951
Granted	2,998,747	5.86
Exercised	(811,514)	2.13
Cancelled/forfeited/expired	(506,198)	3.92
Balance as of December 31, 2019	18,208,313	$3.42	7.6	$34,723
Granted	5,829,698	4.89
Exercised	(1,750,822)	2.40
Cancelled/forfeited/expired	(2,108,405)	4.61
Balance as of December 31, 2020 (1)	20,178,784	$3.81	7.4	$65,056
Granted	726,309	10.42
Exercised	(1,966,532)	3.36
Cancelled/forfeited/expired	(836,977)	4.65
Balance as of December 31, 2021(1)	18,101,584	$4.08	5.5	$87,425
Exercisable as of December 31, 2021(2)	13,200,160	3.44	4.6	$71,087
__________________
(1)Excluding Equity Awards of 2,677,500 shares and Milestone Options of 669,375 shares. Refer to section below for further details.
(2)Excluding 1,171,408 shares exercisable under the Equity Awards with weighted average exercise price of $19.61 per share as of December 31, 2021.

Assumptions for Fair Value of Stock Options
The fair value of stock options granted is estimated on the date of grant using the following assumptions:

	Year Ended December 31,
	2021	2020	2019
Expected term (in years)	6.2	6.1	6.1
Risk-free interest rate	1.0%	0.5%	1.8%
Expected volatility	54.8%	69.1%	65.4%
Expected dividend rate	—	—	—

RSU Activity
A summary of the Company’s RSU activity and related information is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Balance as of December 31, 2020	—	$—
Granted	1,480,201	10.72
Vested	(58,731)	11.41
Forfeited	(96,510)	10.98
Balance as of December 31, 2021	1,324,960	$10.67

Stock-Based Compensation Expense
Stock-based compensation expense included in operating results was as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Cost of goods sold	$1,385	$929	$826
Research and development	2,507	1,616	1,436
Selling, general and administrative	12,169	7,737	6,258
Total stock-based compensation expense	$16,061	$10,282	$8,520